Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Mobiquity Technologies, Inc.
Entity Central Index Key	0001084267
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		64,818,243
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Public Float			$ 21,500,000